Profit Share (Tables)	9 Months Ended
Sep. 30, 2020
Profit Share [Abstract]
Schedule Of Profit Share Earned And Accrued

	Three months ended:
	September 30,	September 30,
	2020	2019
Profit share earned	$-	$2,066
Reversal of profit share (1)	-	(50,837)
Profit share accrued	-	56,770
Total profit share	$-	$7,999

	Nine months ended:
	September 30,	September 30,
	2020	2019
Profit share earned	$-	$4,373
Profit share accrued	-	56,770
Total profit share	$-	$61,143

(1) On July 1st